Long-term debt - Maturity profile (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Maturity profile
Long-term debt	R 124,068	R 104,834	R 102,643
Within one year
Maturity profile
Long-term debt	29,764	22,334
One to five years
Maturity profile
Long-term debt	44,732	55,936
More than five years
Maturity profile
Long-term debt	R 49,572	R 26,564